Long Term Debt, Note	12 Months Ended
Dec. 31, 2013
Notes
Long Term Debt, Note

NOTE 15 - LONG TERM DEBT

Credit Line Payable

During the year ended to December 31, 2013 the Company received $3,000,000 in proceeds from a line of credit. The Company repaid the line $1,500,000 during the year ended December 31, 2013. The line of credit is for up to $10,000,000 subject to approval of the use of proceeds by the lender. The line of credit accrues interest at 12% per annum and is secured by the Company’s assets.

Promissory Notes Payable

The Company assumed promissory notes payable in connection with the purchase of Xnergy, Inc. and its subsidiary HVAC Controls, Inc. During the year ended December 31, 2012 the Company issued 1,185,389 shares of its common stock upon the conversion of $1,391,188 of debt. During the year ended December 31, 2012 the Company received $1,208,008 from subordinated promissory notes payable. The notes accrue interest at 10% per annum, are unsecured and are due from 6 months to 5 years from the date of issuance. The Company repaid $534,312 and $776,481 of promissory notes payable during the years ended December 31, 2013 and 2012. The Company has no promissory notes payable as of December 31, 2013.

Automobile Contracts Payable

The Company has entered into purchase contracts for its vehicles.  The contracts bear interest at an average interest rate of approximately 5% per annum, are secured by the vehicles. The composition of these automobile contracts  payable are summarized in the table below:

Amount of Principal Payments Due
2014	$4,476
2015	-
2015	-
2017	-
2018	-
Thereafter	-
Total	$4,476